Share Capital and Treasury Shares	6 Months Ended
Oct. 31, 2023
Share Capital and Treasury Shares [Abstract]
SHARE CAPITAL AND TREASURY SHARES
26.	SHARE CAPITAL AND TREASURY SHARES

	Class A ordinary shares		Class B ordinary shares		Total		Treasury shares— Class B ordinary shares
	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Share capital
		US$		US$		US$		US$
Ordinary shares of US$0.0001 each
Authorized
As of April 30, 2021, 2022 and 2023 and October 31, 2023	8,000,000,000	800	2,000,000,000	200	10,000,000,000	1,000	N/A	N/A
Issued and fully paid
As of May 1, 2020	10,726,667	1	38,800,000	4	49,526,667	5	—	—
Issuance of shares (notes (a) and (e))	17,350,000	2	—	—	17,350,000	2	—	—
Share-based compensation (note (b))	38,710	—	—	—	38,710	—	—	—
Acquisitions of subsidiaries (note (c))	702,765	—	—	—	702,765	—	—	—
Transfer of shares (note (d))	14,598,000	1	(14,598,000)	(1)	—	—	—	—
As of April 30, 2021	43,416,142	4	24,202,000	3	67,618,142	7	—	—
Transfer of shares (note (f))	(41,448,000)	(4)	41,448,000	4	—	—	—	—
As of April 30, 2022	1,968,142	—	65,650,000	7	67,618,142	7	—	—
Issuance of shares (note (g))	8,960,000	1	—	—	8,960,000	1	—	—
Shares repurchases (note (h))	—	—	(616,346)	—	(616,346)	—	616,346	318,882
Acquisition of subsidiaries (note (i))	—	—	515,385	—	515,385	—	(515,385)	(266,647)
As of April 30, 2023	10,928,142	1	65,549,039	7	76,477,181	8	100,961	52,235
Issuance of shares (note (j))	380,065	—	—	—	380,065	—	—	—
As of October 31, 2023 (note (k))	11,308,207	1	65,549,039	7	76,857,246	8	100,961	52,235

Notes:

(a)	Between May 13, 2020 and August 3, 2020, the Company issued 350,000 shares of Class A ordinary shares to third party investors for an aggregate consideration of US$3,500.

(b)	On August 3, 2020, the Company granted 38,710 shares of Class A ordinary shares with an aggregated grant date fair value of US$481, which has a vesting period of 3 years, to a personnel of the Company.

(c)	The Company issued 702,765 Class A ordinary shares to certain shareholders of PolicyPal, together with a cash consideration, in exchange for 51% of the equity interest of PolicyPal on August 3, 2020. Details of the acquisition of subsidiary are set out in note 14(b).

(d)	On June 26, 2020, the then immediate holding company of the Company, AMTD Group, converted its 14,598,000 Class B ordinary shares to Class A ordinary shares. AMTD Group then transferred its 2,441,000 Class A ordinary shares to AMTD Assets Alpha Group, a fellow subsidiary of the Company, 2,441,000 Class A ordinary shares to AMTD Education Group, a fellow subsidiary of the Company, and 9,716,000 Class A ordinary shares to AMTD IDEA Group, respectively.

(e)	On March 8, 2021, the Company issued 8,500,000 Class A ordinary shares to AMTD Assets Alpha Group, a fellow subsidiary of the Company, and 8,500,000 Class A ordinary shares to AMTD Education Group, a fellow subsidiary of the Company, for cash considerations of US$85,000 and US$85,000, respectively.

(f)	On February 23, 2022, 41,448,000 Class A ordinary shares of the Company held by AMTD IDEA Group were returned and canceled with 41,448,000 Class B ordinary shares issued to AMTD IDEA Group.

(g)	During year ended April 30, 2023, the Company issued (i) 1,600,000 Class A ordinary shares to a third party investor, for cash considerations of US$100,000, and (ii) 7,360,000 Class A ordinary shares as part of its initial public offering in July 2022 with net proceeds of US$129,186. The total shares issued during the year ended April 30, 2023 amounted to US$229,186, net of total issuance cost incurred.

(h)	During the year ended April 30, 2023, the Company repurchased 616,346 Class B ordinary shares from the immediate holding company, amounting to US$318,882.

(i)	The Company acquired 96.1% of the equity interest in AMTD Assets on February 6, 2023 for which the consideration is settled by 515,385 treasury shares — Class B ordinary shares. See note 14(a) for details.

(j)	During the six months ended October 31, 2023, the Company issued 380,065 Class A ordinary shares at the fair value of US$5,602 for the purpose of an acquisition of a company by immediate holding company.

(k)	The number of Class A ordinary shares of the Company at October 31, 2023 included 38,710 unvested Class A ordinary shares as detailed in note 30. The outstanding and vested Class A ordinary shares of the Company at October 31, 2023 is 11,269,497 shares.